10. COMMITMENTS AND CONTINGENCIES (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Royalty payments made	$ 0	$ 10,000
Royalties accrued	35,000	20,000
Operating lease current	15,000
Operating lease due in year 2	15,450
Operating lease due in year 3	15,914
Total commitment	$ 46,364